Accounts Receivable	12 Months Ended
Mar. 31, 2020
Accounts Receivable [Abstract]
Accounts Receivable

4. Accounts Receivable

The Company has evaluated the carrying value of accounts receivable as at March 31, 2020 in accordance with IFRS 9 and has determined that an allowance against accounts receivable of $46,447 as at March 31, 2020 (2019 - $nil) is warranted.